SIGNIFICANT ACCOUNTING POLICIES - Significant Risks and Uncertainties (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
SIGNIFICANT ACCOUNTING POLICIES
Stock-pledged loans, Gross	$ 65,121,642		$ 49,799,748
Increase in basis points	1.00%
Pre-tax income	$ 844,100	$ 108.5
Other advances | Asset Pledged as Collateral
SIGNIFICANT ACCOUNTING POLICIES
Stock-pledged loans, Gross	$ 1,907,756		$ 1,907,250
Credit Concentration Risk | Notes Receivable | Borrower of the group
SIGNIFICANT ACCOUNTING POLICIES
Percentage of stock-pledged loans	95.99%	95.99%	95.91%
China, Yuan Renminbi
SIGNIFICANT ACCOUNTING POLICIES
Net liabilities	$ 8,404,600		$ 6,586,900
Estimated depreciation of renminbi against the U.S. dollar (as a percent)	10.00%		10.00%
Increase in pre tax income	$ 840,500		$ 658,700
Estimated appreciation of renminbi against the U.S. dollar (as a percent)	10.00%		10.00%
Decrease in pre tax income	$ 840,500		$ 658,700